RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 11,002		$ 94,969		$ 253,839
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication") | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 11,002		92,046		252,807
Xiaomi Youpin | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues					$ 1,032
Whale Microelectronics Co., Ltd
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues | ¥		¥ 3,338		¥ 12,261		¥ 33,017
Whale Microelectronics Co., Ltd | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues			$ 2,923